Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 137,500,000
Previously Paid Amount	0.00
Total Fee Amount	21,051.25
Total Offset Amount	0.00
Net Fee	21,051.25
Narrative - Max Aggregate Offering Price	$ 137,500,000
Final Prospectus	true